POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Pension Plan
AMOUNTS RECOGNIZED IN NET PERIODIC BENEFIT COST
Defined Benefit Plan, Service Cost	[2]	$ 280	[1]	$ 310	[1]	$ 314
Defined Benefit Plan, Interest Cost		348	[1]	300	[1]	466
Defined Benefit Plan, Expected Return (Loss) on Plan Assets		(751)		(675)		(731)
Defined Benefit Plan, Amortization of Gain (Loss)		295		375		265
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		28		28		29
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment		0		186	[3]	0
Defined Benefit Plan, Other Cost (Credit)		8		4		6
Defined Benefit Plan Gross Periodic Benefit Cost		208		528		349
Employee Stock Ownership Plan (ESOP), Dividends on ESOP Preferred Stock		0		0		0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		208		528		349
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN AOCI
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax		(524)		(852)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax		12		2
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax		(295)		(375)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, before Tax		(28)		(28)
Other Comprehensive Income Defined Benefit Plan Settlement And Curtailment Cost Before Tax		0		(186)
Other Comprehensive Income, Defined Benefit Plan, Actuarial Gain/(Loss) from Curtailment, Before Tax		0		(132)
Other Comprehensive Income, Defined Benefit Plan, Currency Translation and Other, Before Tax		73		6
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax		(762)		(1,565)
Defined Benefit Plans, Amount Recognized In Periodic Benefit Cost And Accumulated Other Comprehensive Income		(554)		(1,037)
Other Retiree Benefits
AMOUNTS RECOGNIZED IN NET PERIODIC BENEFIT COST
Defined Benefit Plan, Service Cost	[2]	112	[4]	133	[4]	124
Defined Benefit Plan, Interest Cost		177	[4]	175	[4]	219
Defined Benefit Plan, Expected Return (Loss) on Plan Assets		(451)		(431)		(416)
Defined Benefit Plan, Amortization of Gain (Loss)		69		122		78
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		(41)		(45)		(52)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment		0		16	[3]	0
Defined Benefit Plan, Other Cost (Credit)		7		21	[3]	12	[5]
Defined Benefit Plan Gross Periodic Benefit Cost		(127)		(9)		(35)
Employee Stock Ownership Plan (ESOP), Dividends on ESOP Preferred Stock		(37)		(45)		(52)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		(164)		(54)		$ (87)
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN AOCI
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax		624		(259)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax		(231)		0
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax		(69)		(122)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, before Tax		41		45
Other Comprehensive Income Defined Benefit Plan Settlement And Curtailment Cost Before Tax		0		(16)
Other Comprehensive Income, Defined Benefit Plan, Actuarial Gain/(Loss) from Curtailment, Before Tax		0		(37)
Other Comprehensive Income, Defined Benefit Plan, Currency Translation and Other, Before Tax		(3)		2
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax		362		(387)
Defined Benefit Plans, Amount Recognized In Periodic Benefit Cost And Accumulated Other Comprehensive Income		$ 198		$ (441)

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Service cost includes amounts related to discontinued operations in fiscal years ended June 30, 2017 and June 30, 2016, which are not material for any period.
[3]	For fiscal year ended June 30, 2017, amortization of net actuarial loss / prior service cost due to settlement and curtailments and $18 of the special termination benefits are included in Net earnings from discontinued operations related to the Beauty Brands divestiture.
[4]	Primarily U.S.-based other postretirement benefit plans.
[5]	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.